EARNINGS PER SHARE (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock options
Antidilutive securities
Antidilutive shares excluded from computation of diluted earnings per share	12,625	19,100	28,460
Restricted stock
Antidilutive securities
Antidilutive shares excluded from computation of diluted earnings per share	0	0	585